STOCKHOLDERS' DEFICIT AND CONVERTIBLE PREFERRED SHARES (Details Textual) - USD ($)					1 Months Ended								8 Months Ended	12 Months Ended
		Sep. 03, 2015	May. 05, 2015	Apr. 08, 2015	Dec. 24, 2015	Dec. 17, 2015	Nov. 19, 2015	Oct. 22, 2015	Sep. 21, 2015	Jul. 23, 2015	Mar. 16, 2015	Sep. 23, 2014	Sep. 17, 2015	Dec. 31, 2015	Dec. 31, 2014	Jul. 31, 2015	Jun. 15, 2015	Apr. 30, 2015	Jun. 17, 2014	Feb. 28, 2013	Jan. 23, 2012
Class of Stock [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value														$ 5.94	$ 50.76
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Stock Options														$ 1,415
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition														1 year 1 month 28 days
Class of Warrant or Right, Number of Securities Called by Warrants or Rights														106,881
Preferred Stock, Liquidation Preference, Value														$ 3,560,000
Stock Issued During Period, Value, Conversion of Convertible Securities														400,000	$ 46,000
Proceeds from Warrant Exercises														453,000
General and Administrative Expense														2,948,000	3,640,000
Stock Issued During Period, Value, Share-based Compensation, Gross														304,000
Deemed Dividend, Inducement of Warrant Exercise in May 2015			$ 154,000											$ 0
Stock Issued During Period Warrants Exercised														106,881
Research and Development Expense														$ 2,565,000	3,943,000
Fair Value Adjustment of Warrants														$ (571,000)	$ (2,194,000)
November 2015 Series A Warrants [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights							$ 6.66
Exercisable Term							16 months
November 2015 Series B Warrants [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights							$ 7.74
Exercisable Term							36 months
Equity Incentive Plan 2012 [Member]
Class of Stock [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized		97,121																			31,778
General and Administrative Expense		$ 514,000
Research and Development Expense		$ 77,000
Equity Incentive Plan 2012 [Member] | Minimum [Member]
Class of Stock [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized																			55,556	31,778
Equity Incentive Plan 2012 [Member] | Maximum [Member]
Class of Stock [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized																			83,334	55,556
2012 Plan [Member]
Class of Stock [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized																	662,500
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares		127,541
Share Based Compensation Arrangement By Share Based Payment Award Options issued		408,232				70,037
2012 Plan [Member] | Minimum [Member]
Class of Stock [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized																	83,334
2012 Plan [Member] | Maximum [Member]
Class of Stock [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized																	745,834
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, Conversion of Convertible Securities														335
February 2014 Private Placement warrants [Member]
Class of Stock [Line Items]
Proceeds from Issuance of Private Placement											$ 1,956,000
Service Provider Agreement [Member]
Class of Stock [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized													2,778
Common Stock, Capital Shares Reserved for Future Issuance																		22,224
General and Administrative Expense													$ 16,000	$ 118,000
Common Stock [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, Conversion of Convertible Securities														84,812	9,786
Stock Issued During Period, Value, Conversion of Convertible Securities	[1]
Common Stock, Capital Shares Reserved for Future Issuance														16,668
Stock Issued During Period, Shares, Other											627,035				27,615
Stock Issued During Period, Shares, Share-based Compensation, Gross														55,474
Stock Issued During Period, Value, Share-based Compensation, Gross	[1]
Deemed Dividend, Inducement of Warrant Exercise in May 2015														$ 0
Additional Paid-in Capital [Member]
Class of Stock [Line Items]
Stock Issued During Period, Value, Conversion of Convertible Securities														400,000	$ 46,000
Stock Issued During Period, Value, Share-based Compensation, Gross														304,000
Deemed Dividend, Inducement of Warrant Exercise in May 2015														$ 154,000
Series A Warrants [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights											156,769
Resale Of Maximum Common Stock Underlying Warrants Resale On Registration Statement				156,769
Series B Warrants [Member]
Class of Stock [Line Items]
Callable price per share (in dollars per share)														$ 14.40
Trading Period For Callable Option														20 days
Class of Warrant or Right, Number of Securities Called by Warrants or Rights											156,769
Resale Of Maximum Common Stock Underlying Warrants Resale On Registration Statement				156,769
Series B Warrants [Member] | February 2014 Private Placement warrants [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, Other											15,973
Scientific Advisory Board [Member]
Class of Stock [Line Items]
Share Based Compensation Arrangement By Share Based Payment Award Options issued		54,509				2,782
Chief Financial Officer [Member] | February 2014 Private Placement warrants [Member]
Class of Stock [Line Items]
Proceeds from Issuance of Private Placement											$ 207
Chief Financial Officer [Member] | Common Stock [Member] | February 2014 Private Placement warrants [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, Other											63,889
Chief Financial Officer [Member] | Series A Warrants [Member] | February 2014 Private Placement warrants [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, Other											15,973
Management [Member] | Common Stock [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, Share-based Compensation, Gross														122,223
U.S. Members of the Board of Director [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, Share-based Compensation, Gross														55,474
Stock Issued During Period, Value, Share-based Compensation, Gross														$ 304,000
Placement Agent [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, Other										41,667
Board of Directors Chairman [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights								$ 264,012
Warrants Acquired								264,012
Employees [Member]
Class of Stock [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross		350,573				36,279
Consultants [Member]
Class of Stock [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross		36,153				36,540
Directors [Member]
Class of Stock [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross		76,015
Directors [Member] | Common Stock [Member] | February 2014 Private Placement warrants [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, Other											61,729
Directors [Member] | Series A Warrants [Member] | February 2014 Private Placement warrants [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, Other											15,433
Directors [Member] | Series B Warrants [Member] | February 2014 Private Placement warrants [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, Other											15,433
Proceeds from Issuance of Private Placement											$ 200,000
Employees and Consultants [Member]
Class of Stock [Line Items]
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price						$ 7.02
Share Based Compensation Arrangements By Share Based Payment Award Options Grants To Nonemployees In Period Weighted Average Exercise Price		$ 5.76
Restricted Stock [Member] | Service Provider Agreement [Member]
Class of Stock [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance																		5,556
Private Placement [Member] | Series A Warrants [Member]
Class of Stock [Line Items]
Warrant Exercise Term														9 months
Exercise Price Per Share														$ 4.32
Private Placement [Member] | Series B Warrants [Member]
Class of Stock [Line Items]
Warrant Exercise Term														36 months
Exercise Price Per Share														$ 5.40
September 2014 Private Placement [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights								240,010				296,775
Proceeds from Issuance of Preferred Stock and Preference Stock												$ 4,096,000
Preferred Stock Convertible Into Common Stock												593,546
Warrants Exercise Price Per Share Adjusted												$ 8.64
Preferred Units, Issued												2,359
Fair Value Adjustment of Warrants								$ 75,000
September 2014 Private Placement [Member] | Board of Directors Chairman [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights												326,454
Class of Warrant or Right, Exercise Price of Warrants or Rights												$ 8.559
February 2015 Private Placement [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights			160,124
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 4.32
February 2015 Private Placement [Member] | Common Stock [Member]
Class of Stock [Line Items]
Number Of Shares Authorized For Resale				627,035
July 2015 Private Placement [Member]
Class of Stock [Line Items]
Percentage of Stock Issued In Private Placement										0.00%
Class of Warrant or Right, Number of Securities Called by Warrants or Rights										24,954
Stock Issued During Period, Shares, Other										480,368
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeitures, Total										2,778,000
Payments of Stock Issuance Costs										$ 122,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Number of Shares, Beginning Balance										20,793,000
July 2015 Private Placement [Member] | Common Stock [Member]
Class of Stock [Line Items]
Stock Issued During Period Warrants Exercised									463,960
July 2015 Private Placement [Member] | Series A Warrants [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights										261,677
Class of Warrant or Right, Exercise Price of Warrants or Rights										$ 6.30
Resale Of Maximum Common Stock Underlying Warrants Resale On Registration Statement									244,465
July 2015 Private Placement [Member] | Series B Warrants [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights										261,677
Class of Warrant or Right, Exercise Price of Warrants or Rights										$ 7.20
Resale Of Maximum Common Stock Underlying Warrants Resale On Registration Statement									244,465
Exercisable Term										12 months
July 2015 Private Placement [Member] | Placement Agent Warrants [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights									24,954
Warrants Exercise Price Per Share Adjusted																$ 6.84
Stock Issued During Period Warrants Exercised																17,327
July 2015 Private Placement [Member] | Series A Finders Warrants [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights										$ 6.30
Exercisable Term										12 months
July 2015 Private Placement [Member] | Series B Finders Warrants [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights										$ 7.20
Exercisable Term										3 years
July 2015 Private Placement [Member] | Placement Agent Warrants One [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights										$ 5.40
July 2015 Private Placement [Member] | Placement Agent Warrants Two [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights										6.30
July 2015 Private Placement [Member] | Placement Agent Warrants Three [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights										$ 7.20
July 2015 Private Placement [Member] | Chief Financial Officer [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, Other										2,223
Proceeds from Issuance of Private Placement										$ 225,000
July 2015 Private Placement [Member] | Chief Financial Officer [Member] | Series A Warrants [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights										20,834
July 2015 Private Placement [Member] | Chief Financial Officer [Member] | Series B Warrants [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights										20,834
July 2015 Private Placement [Member] | Placement Agent [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights										49,910
Warrants Exercise Price Per Share Adjusted																$ 8.10
Stock Issued During Period Warrants Exercised																24,409
Payments of Stock Issuance Costs										$ 181,000
July 2015 Private Placement [Member] | Investors [Member]
Class of Stock [Line Items]
Warrants Exercise Price Per Share Adjusted																$ 11.52
Stock Issued During Period Warrants Exercised																128,173
July 2015 Private Placement [Member] | Chief Operating Officer [Member]
Class of Stock [Line Items]
Proceeds from Issuance of Private Placement										$ 12,000
July 2015 Private Placement [Member] | Restricted Stock [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeitures, Total										13,630
November 2015 Private Placement [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, Other							446,223
Proceeds from Issuance of Private Placement							$ 2,924,000
November 2015 Private Placement [Member] | November 2015 Series A Warrants [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Gross							32,010
November 2015 Private Placement [Member] | Finders Fee Agreement [Member]
Class of Stock [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Weighted Average Exercise Price, Beginning Balance							$ 0.0018
November 2015 Private Placement [Member] | Common Stock [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights							329,455
Stock Issued During Period, Shares, Restricted Stock Award, Gross							24,424
November 2015 Private Placement [Member] | Series A Warrants [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights							141,205
November 2015 Private Placement [Member] | Series A Warrants [Member] | Finders Fee Agreement [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Gross							24,424
November 2015 Private Placement [Member] | Series B Warrants [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Gross							21,304
2012 Private Placement
Class of Stock [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights								866						2,995
Class of Warrant or Right, Exercise Price of Warrants or Rights														$ 6.30
2012 Private Placement | Investors And Placement Agent Warrants [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights							20,419
Class of Warrant or Right, Exercise Price of Warrants or Rights							$ 6.48
2011 Private Placement
Class of Stock [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights								4,547						15,726
Class of Warrant or Right, Exercise Price of Warrants or Rights														$ 6.48
2011 Private Placement | Investors And Placement Agent Warrants [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights							107,224
Class of Warrant or Right, Exercise Price of Warrants or Rights							$ 8.10
2011 Private Placement | Placement Agent Warrants [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights							$ 6.48
2011-2012 Private Placement
Class of Stock [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights								732
Warrants Exercise Price Per Share Adjusted																$ 9.54
2011-2012 Private Placement | Placement Agent Warrants [Member]
Class of Stock [Line Items]
Warrants Issued							13,888
2011-2012 Private Placement | Placement Agent [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights							$ 5.58
December 2015 Private Placement [Member]
Class of Stock [Line Items]
Proceeds from Warrant Exercises					$ 500,000
December 2015 Private Placement [Member] | December 2015 Warrants [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues					81,222,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights					81,222
Class of Warrant or Right, Exercise Price of Warrants or Rights					$ 6.16
Exercisable Term					6 months
Finder Fee [Member] | Private Placement [Member] | Exercisable by November 25, 2018
Class of Stock [Line Items]
Stock to be Issued Upon Exercise of Warrants														3,355
Exercise Price Per Share														$ 4.32
Finder Fee [Member] | February 2015 Private Placement [Member] | Exercisable by February 25, 2018
Class of Stock [Line Items]
Stock to be Issued Upon Exercise of Warrants														3,355
Exercise Price Per Share														$ 5.40
Finder Fee [Member] | February 2015 Private Placement [Member]
Class of Stock [Line Items]
Payments for Fees														$ 43,000
Stock to be Issued Upon Exercise of Warrants														13,415
Exercise Price Per Share														$ 3.24
Finder Fee [Member] | July 2015 Private Placement [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights										34,424
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeitures, Total										13,630

[1]	Represents an amount lower than $1.